SEGMENTED INFORMATION - Reconciliation of FFO to Net Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [abstract]
Net income	$ 3,235	$ 1,853
Financial statement components not included in FFO
Equity Accounted Fair Value Changes And Other Non Funds From Operations	3,503	2,679
Fair value changes	1,522	2,520
Depreciation and amortization	10,379	9,737
Deferred income taxes	771	341
Realized disposition gains (losses) in fair value changes or equity	120	1,223
Less: NCI on above items	(12,963)	(11,567)
Less: Real Estate segment disposition gains	676	98
Add: Real Estate segment adjustment and other, net	3,712	3,898
Total segment measures of profit and loss	$ 9,413	$ 10,100